Fixed Assets	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Fixed Assets
Note 5 - Fixed Assets

	As at December 31,
	2021			2020
	Cost	Accumulated Depreciation	Depreciated Cost	Depreciated Cost
	Israel Shekels
R&D expenses	1,290,061	1,141,130	148,931	574,651
Computers	74,272	22,470	51,802	6,738
	1,364,333	1,163,600	200,733	581,389